Condensed financial information of the parent company - Condensed balance sheets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,532,375,615	$ 791,119,191	¥ 4,263,311,636	¥ 7,207,343,478
Short-term investments	879,224,792	125,727,473	1,118,547,455
Time and Structured deposits	1,885,242,800	269,586,135	2,009,018,598
Other current assets	1,453,174,071	207,801,128	1,933,182,792
Total current assets	11,392,218,043	1,629,065,513	10,139,522,498
Non-current assets:
Total non-current assets	2,220,692,744	317,554,840	2,324,704,787
TOTAL ASSETS	13,612,910,787	1,946,620,353	12,464,227,285
Current liabilities:
Short-term borrowings	1,576,000,000	225,365,003	720,000,000
Total current liabilities	1,980,651,826	283,229,445	1,124,092,207
Total non-current liabilities	655,070	93,674	48,706,048
Total liabilities	1,981,306,896	283,323,119	1,172,798,255
Shareholders' equity
Treasury shares	(1,716,516,330)	(245,458,571)	(1,419,285,878)	¥ (899,627,520)
Additional paid-in capital	4,024,378,922	575,478,532	4,026,668,369
Accumulated other comprehensive income/ (loss)	(55,181,141)	(7,890,798)	13,751,495
Retained earnings	9,378,746,552	1,341,142,920	8,670,119,156
Total equity	11,631,603,891	1,663,297,234	11,291,429,030
TOTAL LIABILITIES AND EQUITY	13,612,910,787	1,946,620,353	12,464,227,285
Class A Ordinary shares
Shareholders' equity
Common stock	132,052	18,883	132,052
Class B Ordinary shares
Shareholders' equity
Common stock	43,836	6,268	43,836
Parent Company | Reportable legal entity
Current assets:
Cash and cash equivalents	1,792,785,371	256,364,898	305,194,205
Short-term investments	574,322,435	82,127,016	698,152,621
Time and Structured deposits			380,047,326
Short-term amounts due from related parties	¥ 320,663,822	$ 45,854,317	¥ 440,259,744
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Other current assets	¥ 42,098	$ 6,020	¥ 14,670
Total current assets	2,687,813,726	384,352,251	1,823,668,566
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	10,483,508,886	1,499,121,832	10,211,096,821
Total non-current assets	10,483,508,886	1,499,121,832	10,211,096,821
TOTAL ASSETS	13,171,322,612	1,883,474,083	12,034,765,387
Current liabilities:
Short-term borrowings	1,436,000,000	205,345,269	720,000,000
Accrued expenses and other inter-companies	12,424,971	1,776,747	19,456,357
Short-term amounts due to related parties	¥ 91,293,750	$ 13,054,833	¥ 3,880,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current liabilities	¥ 1,539,718,721	$ 220,176,849	¥ 743,336,357
Total liabilities	1,539,718,721	220,176,849	743,336,357
Shareholders' equity
Treasury shares	(1,716,516,330)	(245,458,571)	(1,419,285,878)
Additional paid-in capital	4,024,378,922	575,478,532	4,026,668,369
Accumulated other comprehensive income/ (loss)	(55,181,141)	(7,890,798)	13,751,495
Retained earnings	9,378,746,552	1,341,142,920	8,670,119,156
Total equity	11,631,603,891	1,663,297,234	11,291,429,030
TOTAL LIABILITIES AND EQUITY	13,171,322,612	1,883,474,083	12,034,765,387
Parent Company | Reportable legal entity | Class A Ordinary shares
Shareholders' equity
Common stock	132,052	18,883	132,052
Parent Company | Reportable legal entity | Class B Ordinary shares
Shareholders' equity
Common stock	¥ 43,836	$ 6,268	¥ 43,836